Share capital - Authorised, Issued, and Held in Reserve (Details) - shares	Jun. 30, 2025	Jun. 30, 2024	Nov. 17, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of classes of share capital
Shares authorised	1,286,021,925	1,286,021,925		1,286,021,925
Shares issued	649,375,104	648,475,104		640,667,612	635,676,817
Unissued shares	636,646,821	637,546,821		645,354,313
Sasol ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	1,127,690,590	1,127,690,590		1,127,690,590
Shares issued	643,043,757	642,143,757		634,336,265
Unissued shares	484,646,833	485,546,833		493,354,325
Maximum number of shares authorised to be issued for purposes of conversion of bonds			53,000,000
Sasol BEE ordinary shares of no par value
Disclosure of classes of share capital
Shares authorised	158,331,335	158,331,335		158,331,335
Shares issued	6,331,347	6,331,347		6,331,347
Unissued shares	151,999,988	151,999,988		151,999,988